Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (435,505)	$ (1,050,596)	$ (1,220,368)	$ (1,892,953)
Adjustments to reconcile net loss to net cash
Stock based compensation	(0)	233,730	246,715	376,565
Stock-based license fee				618,489
Amortization of debt discount	50,304	129,609	151,404	6,352
Effect of changes in:
Prepaid expenses	(641)	(23,378)	8,211	(23,500)
Accounts payable and accrued expenses	171,913	112,592	146,338	389,255
Accounts payable - related parties		(25,480)	(25,480)	65,048
Net Cash Used in Operating Activities	(213,929)	(623,523)	(693,180)	(460,744)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable, net	300,000	608,000	608,000	300,000
Net Cash Provided by Financing Activities	300,000	608,000	608,000	300,000
Net Decrease in Cash	86,071	(15,523)	(85,180)	(160,744)
Cash at Beginning of Period	93,861	179,041	179,041	339,785
Cash at End of Period	179,932	163,518	93,861	179,041
Cash paid during the year for:
Interest
Income taxes paid	450	1,250	1,482
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCIAL ACTIVITIES:
Debt discount recorded on note payable	75,000	152,000	152,000	75,000
Conversion of accounts payable to promissory note		$ 399,312	399,312
Forgiveness of related party accrued compensation			39,568
Financing of insurance premium			$ 25,711